UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 9/30/2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   October 30, 2002


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   72

Form 13F Information Table Value Total:   437137

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                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                         September 30, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Co.                         COM              88579Y101     4998    45445 SH       Sole                    14835             30610
AFLAC, Inc.                    COM              001055102    11872   386831 SH       Sole                    93235            293596
AOL Time Warner                COM              00184A105      195    16675 SH       Sole                      200             16475
Abbott Laboratories            COM              002824100     1435    35525 SH       Sole                                      35525
American International Group   COM              026874107    15177   277460 SH       Sole                    49266            228194
Amgen Inc.                     COM              031162100      312     7473 SH       Sole                      460              7013
Automatic Data Processing      COM              053015103    10066   289492 SH       Sole                    46710            242782
BP PLC - Spons ADR             COM              055622104      576    14448 SH       Sole                                      14448
Bank of America                COM              060505104      248     3892 SH       Sole                                       3892
Baxter International, Inc.     COM              071813109     8007   262084 SH       Sole                    61625            200459
Bemis Co.                      COM              081437105      262     5300 SH       Sole                                       5300
CVS Corp.                      COM              126650100      745    29370 SH       Sole                      150             29220
Cardinal Health, Inc.          COM              14149Y108    16319   262357 SH       Sole                    58921            203436
Carnival Corp. Cl A            COM              143658102      276    11000 SH       Sole                                      11000
ChevronTexaco Corp.            COM              166764100     2200    31774 SH       Sole                      525             31249
Cintas Corp.                   COM              172908105    14100   336350 SH       Sole                    67543            268807
Cisco Systems                  COM              17275R102     8882   847509 SH       Sole                   169529            677980
Citigroup                      COM              172967101      213     7188 SH       Sole                                       7188
Coca-Cola Co.                  COM              191216100      828    17269 SH       Sole                      400             16869
Colgate-Palmolive              COM              194162103    11888   220360 SH       Sole                    46445            173915
Concord EFS, Inc.              COM              206197105     9451   595137 SH       Sole                   126585            468552
Costco Wholesale Corp.         COM              22160K105    14329   442651 SH       Sole                    80020            362631
Cypress Semiconductor          COM              232806109       90    13656 SH       Sole                                      13656
Dell Computer Corp.            COM              247025109     7118   302785 SH       Sole                    81980            220805
Disney Walt Co.                COM              254687106      188    12400 SH       Sole                                      12400
EMC Corp.                      COM              268648102      435    95095 SH       Sole                      550             94545
Ecolab, Inc.                   COM              278865100    13543   324547 SH       Sole                    74675            249872
Emerson Electric               COM              291011104     1662    37815 SH       Sole                                      37815
Exxon Mobil Corp.              COM              30231G102     2222    69644 SH       Sole                                      69644
Fannie Mae                     COM              313586109    17376   291834 SH       Sole                    51801            240033
Fifth Third Bancorp            COM              316773100    10118   165245 SH       Sole                    38858            126387
Franklin Resources             COM              354613101      309     9950 SH       Sole                                       9950
Freddie Mac                    COM              313400301      581    10400 SH       Sole                                      10400
General Electric               COM              369604103    14955   606701 SH       Sole                    91803            514898
Hewlett-Packard Co.            COM              428236103      166    14238 SH       Sole                                      14238
Home Depot                     COM              437076102    11951   457899 SH       Sole                    84348            373551
ING Groep ADS                  COM              456837103      994    70802 SH       Sole                                      70802
Intel Corp.                    COM              458140100     2654   191085 SH       Sole                     1000            190085
Johnson & Johnson              COM              478160104    21287   393622 SH       Sole                    58965            334657
Kimberly-Clark                 COM              494368103     2834    50028 SH       Sole                      100             49928
Kohl's Corp.                   COM              500255104    10063   165481 SH       Sole                    37480            128001
Lilly Eli & Co.                COM              532457108      216     3900 SH       Sole                                       3900
MBNA Corp.                     COM              55262L100    13982   760705 SH       Sole                   161492            599213
Medtronic, Inc.                COM              585055106    18602   441654 SH       Sole                    81840            359814
Merck & Co.                    COM              589331107     1525    33355 SH       Sole                                      33355
Metro Health Networks, Inc.    COM              592142103        3    10000 SH       Sole                                      10000
Michaels Stores, Inc.          COM              594087108      439     9600 SH       Sole                                       9600
Microsoft Corp.                COM              594918104    18401   420687 SH       Sole                    60760            359927
National Australia Bank-SP ADR COM              632525408      209     2308 SH       Sole                                       2308
New Cinema Partners Inc.       COM              643583107        1    10000 SH       Sole                                      10000
Nokia Corp. - Spon ADR         COM              654902204      482    36370 SH       Sole                      720             35650
Omnicom Group                  COM              681919106     7549   135578 SH       Sole                    31870            103708
PLX Technology, Inc.           COM              693417107       11    10000 SH       Sole                                      10000
Paychex, Inc.                  COM              704326107     8511   350689 SH       Sole                    73353            277336
PepsiCo, Inc.                  COM              713448108    14562   394096 SH       Sole                    73420            320676
Pfizer, Inc.                   COM              717081103    14607   503354 SH       Sole                    93922            409432
Praxair Inc.                   COM              74005P104      939    18375 SH       Sole                      300             18075
Procter & Gamble               COM              742718109     2049    22929 SH       Sole                      275             22654
QUALCOMM, Inc.                 COM              747525103     6224   225351 SH       Sole                    50925            174426
Royal Dutch Petroleum          COM              780257804      620    15425 SH       Sole                                      15425
SAFECO Corp.                   COM              786429100      242     7629 SH       Sole                                       7629
SBC Communications             COM              78387G103     1417    70486 SH       Sole                     1300             69186
Schering-Plough                COM              806605101      323    15130 SH       Sole                                      15130
Starbucks Corp.                COM              855244109    18678   904958 SH       Sole                   159444            745514
State Street Corp.             COM              857477103    14940   386644 SH       Sole                    74046            312598
Sysco Corp.                    COM              871829107    19452   685165 SH       Sole                   115886            569279
Teleflex Inc.                  COM              879369106      228     5000 SH       Sole                                       5000
Texas Instruments              COM              882508104     5531   374476 SH       Sole                    94180            280296
U.S. Bancorp                   COM              902973304      299    16118 SH       Sole                                      16118
United Parcel Service, Inc.    COM              911312106    14576   233104 SH       Sole                    50635            182469
Walgreen Co.                   COM              931422109      958    31135 SH       Sole                                      31135
Wells Fargo                    COM              949746101      637    13234 SH       Sole                                      13234
REPORT SUMMARY                 72 DATA RECORDS              437137            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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